Stock-Based Compensation- Schedule of Restricted Stock Units Activity (Details) - Restricted Stock Units - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Shares of Restricted Stock and Restricted Stock Units Activity
Outstanding at beginning of period (in shares)	17,504
Vested (in shares)	(1,458)
Outstanding at end of period (in shares)	16,046
Weighted Average Grant Date Fair Value Per Share
Outstanding at beginning of period (in dollars per share)	$ 9.51	$ 9.51
Vested (in dollars per share)	9.51
Outstanding at end of period (in dollars per share)	$ 9.51